RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Balances And Transactions
Feishang Enterprise	[1],[2]	$ 72	¥ 495	¥ 3,019
Anka Capital Limited	[3],[4]	422	2,913	2,691
Payable to related companies		494	3,408	5,710
Feishang Group	[1],[5]	1,037	7,153	14,050
Payable to the share holder		1,037	7,153	14,050
Qianhai Industrial	[6],[7]			5,048
Dividend payables to related companies				5,048
Anka	[3]	148	1,022	372
Lease liabilities to related parties		$ 148	¥ 1,022	¥ 372

[1]	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[2]	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[3]	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.
[4]	The payable to Anka Capital represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[5]	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.
[6]	Qianhai Industrial is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.
[7]	The dividend payable to Qianhai Industrial represents the declared dividend that was approved at the shareholder meeting of Shenzhen Qianhai on June 22, 2021 prior to the acquisition of PST Technology and its subsidiaries by the Group. It was paid by Shenzhen Qianhai as of December 31, 2022.